Segment information	12 Months Ended
Dec. 31, 2023
Segment information

18. Segment information

Reportable segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker, with appropriate aggregation. The chief operating decision maker is the CEO who is responsible for allocating resources, assessing the performance of the reportable segment and making key strategic decisions. The Company operates in two segments: Biopharmaceutical and Strategic Investments.

The Company’s Biopharmaceutical segment is focused on furthering the research and development of the Company’s drug candidates and the development of a treatment for alcohol misuse for application in hospitals and other medical practices. The Biopharmaceutical segment primarily earns interest income on excess cash on hand invested in short-term guaranteed investment certificates.

The Company’s Strategic Investments segment is focused on generating returns and cashflow through the issuance of loans secured by residential property, with FSD Strategic Investments having a first or second collateral mortgage on the secured property.

The following tables summarize the Company’s total current and non-current assets and current and non-current liabilities as of December 31, 2023 and 2022, on a segmented basis:

	As at December 31, 2023
	Biopharmaceutical	Strategic Investments	Consolidated
	$	$	$
Current assets	4,516,910	7,187,988	11,704,898
Non-current assets	5,482,157	907,366	6,389,523
Current liabilities	4,565,566	619,593	5,185,159
Non-current liabilities	—	—	—

	As at December 31, 2022
	Biopharmaceutical	Strategic Investments	Consolidated
	$	$	$
Current assets	18,087,292	—	18,087,292
Non-current assets	13,128,826	7,431,656	20,560,482
Current liabilities	7,830,432	237,118	8,067,550
Non-current liabilities	38,004	—	38,004

The following tables summarize the Company’s interest income, total operating expenses, and net loss for the years ended December 31, 2023 and 2022 on a segmented basis:

	For the year ended December 31, 2023
	Biopharmaceutical	Strategic Investments	Consolidated
	$	$	$
Interest income	(675,731)	(110,632)	(786,363)
Total operating expenses	23,169,675	619,823	23,789,498
Net loss	(18,204,886)	(25,702)	(18,230,588)

	For the year ended December 31, 2022
	Biopharmaceutical	Strategic Investments	Consolidated
	$	$	$
Interest income	(344,294)	(23,441)	(367,735)
Total operating expenses	26,798,301	631,310	27,429,611
Net loss	(23,541,030)	(65,798)	(23,606,828)